Summary of Significant Accounting Policies (Details) - Schedule of percentage of YS Group’s top 5 vendors accounting for accounts payable - Accounts Payable [Member] - Vendors concentration risk [Member]
	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Vendor A [Member]
Schedule of Percentage of Ys Group’s Top 5 Vendors Accounting for Accounts Payable [Abstract]
Accounts payable	¥ 3,220,000		$ 468,589
Concentration risk	4.00%
Vendor F [Member]
Schedule of Percentage of Ys Group’s Top 5 Vendors Accounting for Accounts Payable [Abstract]
Accounts payable	¥ 420		61
Concentration risk	0.00%
Vendor H [Member]
Schedule of Percentage of Ys Group’s Top 5 Vendors Accounting for Accounts Payable [Abstract]
Accounts payable	¥ 16,118		2,346
Concentration risk	0.00%
Vendors [Member]
Schedule of Percentage of Ys Group’s Top 5 Vendors Accounting for Accounts Payable [Abstract]
Accounts payable	¥ 3,236,538	¥ 1,420,549	$ 470,996	$ 223,772
Concentration risk	4.00%	4.60%
Vendor E [Member]
Schedule of Percentage of Ys Group’s Top 5 Vendors Accounting for Accounts Payable [Abstract]
Accounts payable		¥ 1,420,549		$ 223,772
Concentration risk		4.60%